Loan Payable (Details) - USD ($)	1 Months Ended
	Apr. 22, 2020	Dec. 31, 2020
Debt Disclosure [Abstract]
Loan payable	$ 41,250	$ 41,250
Interest rate	1.00%
Maturity term	2 years